N-2	Mar. 16, 2023
Cover [Abstract]
Entity Central Index Key	0000845611
Amendment Flag	false
Document Type	POS EX
Entity Registrant Name	THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
Entity Address, Address Line One	One Corporate Center
Entity Address, City or Town	Rye
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10580-1422
City Area Code	800
Local Phone Number	422-3554
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	true
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	One Corporate Center
Entity Address, City or Town	Rye
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10580-1422
Contact Personnel Name	John C. Ball